Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost (income) during 2013 are as follows:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (income)	$—	$5	$5	$(18)	$(6)
Actuarial loss	$45	$72	$117	$3	$9

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's postemployment plan was:

	Postemployment Benefits
In millions	2012	2011
Change in benefit obligation
Benefit obligation as of January 1	$264	$313
Restructuring program cost	(1)	6
Service cost	24	25
Interest cost	9	10
Amendments	(3)	(41)
Benefits paid	(37)	(31)
Foreign currency exchange	1	2
Actuarial (gain) loss	1	(20)
Benefit obligation as of December 31	$258	$264
Reconciliation of the beginning and ending balances of the benefit obligations for NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation as of January 1	$4,027	$3,595	$2,033	$1,927	$6,060	$5,522
Net service cost	—	—	14	15	14	15
Interest cost	159	182	83	90	242	272
Amendment	—	—	9	(3)	9	(3)
Actuarial loss	203	451	130	126	333	577
Benefits paid	(687)	(201)	(111)	(121)	(798)	(322)
Plan participant contributions	—	—	3	3	3	3
Curtailment	—	—	(1)	—	(1)	—
Settlement	(240)	—	(2)	—	(242)	—
Currency translation adjustments	—	—	91	(4)	91	(4)
Benefit obligation as of December 31	$3,462	$4,027	$2,249	$2,033	$5,711	$6,060
Accumulated benefit obligation as of December 31	$3,462	$4,027	$2,166	$1,955	$5,628	$5,982
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2012	2011
Change in benefit obligation
Benefit obligation as of January 1	$44	$55
Gross service cost	—	—
Interest cost	1	2
Amendment	(4)	—
Actuarial loss (gain)	(1)	(6)
Plan participant contributions	3	4
Benefits paid	(8)	(11)
Benefit obligation as of December 31	$35	$44

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
A reconciliation of the beginning and ending balances of the fair value of the plan assets of NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2012	2011	2012	2011	2012	2011
Change in plan assets
Fair value of plan assets as of January 1	$2,733	$2,692	$1,981	$1,833	$4,714	$4,525
Actual return on plan assets	318	233	181	154	499	387
Company contributions	651	9	101	116	752	125
Benefits paid	(687)	(201)	(111)	(121)	(798)	(322)
Settlement	—	—	(2)	—	(2)	—
Currency translation adjustments	—	—	75	(4)	75	(4)
Plan participant contributions	—	—	3	3	3	3
Fair value of plan assets as of December 31	$3,015	$2,733	$2,228	$1,981	$5,243	$4,714

Schedule of Net Benefit Costs [Table Text Block]
The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Net service cost	$—	$—	$—	$14	$15	$15	$14	$15	$15
Interest cost	159	182	190	83	90	89	242	272	279
Expected return on plan assets	(116)	(156)	(166)	(96)	(110)	(109)	(212)	(266)	(275)
Settlement charge	119	—	—	4	3	8	123	3	8
Amortization of:
Prior service cost	—	—	—	7	6	—	7	6	—
Actuarial loss	56	123	119	62	69	62	118	192	181
Net benefit cost	$218	$149	$143	$74	$73	$65	$292	$222	$208

The net periodic benefit cost of the postemployment plan for the years ended December 31 was:

In millions	Postemployment Benefits
	2012	2011	2010
Service cost	$24	$25	$22
Interest cost	9	10	11
Amortization of:
Prior service benefit	(6)	(9)	(1)
Actuarial loss	11	14	12
Net benefit cost	$38	$40	$44
Restructuring severance cost	(1)	6	(1)
Net periodic benefit cost	$37	$46	$43
The net periodic benefit (income) cost of the postretirement plan for the years ended December 31 was:

In millions	Postretirement Benefits
	2012	2011	2010
Interest cost	$1	$2	$5
Net service cost	—	—	—
Amortization of:
Prior service benefit	(18)	(18)	(13)
Actuarial loss	3	3	4
Net periodic benefit (income) cost	$(14)	$(13)	$(4)

Schedule of Net Benefit Costs and Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2012	2011
Benefit obligation	$(35)	$(44)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(5)	$(8)
Noncurrent liabilities	(30)	(36)
Net amounts recognized	$(35)	$(44)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$29	$33
Prior service benefit	(88)	(102)
Total	$(59)	$(69)
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2012	2011	2012	2011	2012	2011
Funded Status	$(447)	$(1,294)	$(21)	$(52)	$(468)	$(1,346)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$368	$339	$368	$339
Current liabilities	(9)	(8)	(15)	(15)	(24)	(23)
Noncurrent liabilities	(438)	(1,286)	(374)	(376)	(812)	(1,662)
Net amounts recognized	$(447)	$(1,294)	$(21)	$(52)	$(468)	$(1,346)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$858	$1,272	$809	$781	$1,667	$2,053
Prior service cost	—	—	5	3	5	3
Total	$858	$1,272	$814	$784	$1,672	$2,056
The following tables present the funded status and the reconciliation of the unfunded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss at December 31:

	Postemployment Benefits
In millions	2012	2011
Benefit obligation	$(258)	$(264)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(42)	$(44)
Noncurrent liabilities	(216)	(220)
Net amounts recognized	$(258)	$(264)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$87	$97
Prior service benefit	(36)	(40)
Total	$51	$57

Schedule of Assumptions Used [Table Text Block]
The weighted average rates and assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	4.0%	5.3%	5.8%	4.1%	4.6%	4.9%	4.0%	5.0%	5.4%
Expected return on plan assets	4.8%	6.8%	7.5%	4.8%	5.5%	6.0%	4.8%	6.3%	6.9%
Rate of compensation increase	N/A	N/A	N/A	3.0%	3.5%	3.7%	3.0%	3.5%	3.7%
The assumptions utilized in accounting for postretirement benefit obligations as of December 31 and for postretirement benefit income for the years ended December 31 were:

	Postretirement Benefit Obligations		Postretirement Benefit Costs
	2012	2011	2012	2011	2010
Discount rate	2.6%	3.3%	3.3%	4.3%	5.0%

Assumed healthcare cost trend rates as of December 31 were:

	2012		2011
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	8.0%	6.5%	9.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2018	2018	2018	2018
The weighted average assumptions utilized in accounting for postemployment benefit obligations as of December 31 and for postemployment benefit costs for the years ended December 31 were:

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2012	2011	2012	2011	2010
Discount rate	2.9%	3.5%	3.5%	3.9%	4.3%
Salary increase rate	2.6%	3.2%	3.2%	3.4%	3.6%
Involuntary turnover rate	5.5%	5.5%	5.5%	5.5%	5.0%
The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2012	2011	2012	2011	2012	2011
Discount rate	3.8%	4.0%	3.7%	4.1%	3.7%	4.0%
Rate of compensation increase	N/A	N/A	2.5%	3.0%	2.5%	3.0%

Schedule of Allocation of Plan Assets [Table Text Block]
Plan Assets The weighted average asset allocations as of December 31, 2012 and 2011 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2012	2011		2012	2011
Equity securities	—%	18%	0 - 2%	24%	24%	24 - 31%
Debt securities	97%	80%	96 - 100%	65%	65%	61 - 68%
Real estate	1%	2%	0 - 2%	6%	6%	3 - 5%
Other	2%	—%	0 - 2%	5%	5%	3 - 6%
Total	100%	100%		100%	100%
The fair value of plan assets as of December 31, 2012 and 2011 by asset category is as follows:

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Common stock	1	$2	$1	$—	$1	$170	$170	$—	$—
Fixed income securities:
Government securities	2	228	—	228	—	114	—	114	—
Corporate debt	3	1,214	—	1,214	—	199	—	199	—
Other types of investments:
Money market funds	4	33	—	33	—	46	—	46	—
Common and commingled trusts - Equities	4	—	—	—	—	246	105	141	—
Common and commingled trusts - Bonds	4	1,191	—	1,191	—	907	—	907	—
Common and commingled trusts - Short Term Investments	4	49	—	49	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	36	—	36	—
Partnership/joint venture interests - Real estate	5	40	—	—	40	—	—	—	—
Partnership/joint venture interests - Other	5	22	—	—	22	62	—	—	62
Mutual funds	4	206	206	—	—	261	261	—	—
Insurance products	4	28	—	28	—	56	—	56	—
Real estate and other	5	1	—	1	—	131	—	—	131
Total		$3,015	$207	$2,745	$63	$2,228	$536	$1,499	$193

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$—	$—	$—	$—	$1	$1	$—	$—
Common stock	1	201	200	—	1	259	259	—	—
Fixed income securities:
Government securities	2	225	—	225	—	163	—	163	—
Corporate debt	3	781	—	781	—	88	—	88	—
Other types of investments:
Money market funds	4	32	—	32	—	40	—	40	—
Common and commingled trusts - Equities	4	209	—	209	—	123	—	123	—
Common and commingled trusts - Bonds	4	964	—	964	—	968	—	968	—
Common and commingled trusts - Short Term Investments	4	20	—	20	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	31	—	31	—
Partnership/joint venture interests - Real estate	5	42	—	—	42	—	—	—	—
Partnership/joint venture interests - Other	5	53	—	—	53	55	—	—	55
Mutual funds	4	200	200	—	—	60	60	—	—
Insurance products	4	1	—	1	—	54	—	54	—
Real estate and other	5	4	4	—	—	139	7	—	132
Total		$2,733	$404	$2,233	$96	$1,981	$327	$1,467	$187

Notes:

1.	Common and preferred stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.

2.
Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

3.
Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.

4.
Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager to value investments. This valuation approach is often used in valuing insurance products with underlying investments in mutual funds, commingled funds and pooled separate accounts.

5.
Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
In addition, a one percentage point change in assumed healthcare cost trend rates would have the following effects on the postretirement benefit income and obligation:

In millions	1% Increase	1% Decrease
Service cost and interest cost for the year ended December 31, 2012	$—	$—
Postretirement benefit obligation as of December 31, 2012	$1	$(1)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	U.S. Pension Plans	International Pension Plans
Balance, December 31, 2010	$109	$174
Realized and unrealized gains and losses, net	1	2
Purchases, sales and settlements, net	(15)	11
Transfers, net	1	—
Balance, December 31, 2011	$96	$187
Realized and unrealized gains and losses, net	4	17
Purchases, sales and settlements, net	(37)	(11)
Transfers, net	—	—
Balance, December 31, 2012	$63	$193

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The below table presents each relevant component of other comprehensive income related to NCR's benefit plans as of December 31, 2012, including the tax effects of each component:

In millions	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount
Prior service cost during year	$(2)	$(2)	$(4)
Amortization of prior service benefit	(17)	8	(9)
Net gain arising during year	91	(82)	9
Actuarial loss included in benefits expense	255	(72)	183
Total benefit plans	$327	$(148)	$179

Schedule of Expected Benefit Payments [Table Text Block]
Estimated Future Benefit Payments NCR expects to make the following benefit payments reflecting past and future service from its pension, postretirement and postemployment plans:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2013	$223	$102	$325	$5	$42
2014	$221	$101	$322	$5	$39
2015	$220	$100	$320	$4	$37
2016	$218	$104	$322	$3	$36
2017	$217	$102	$319	$3	$34
2018 - 2022	$1,071	$528	$1,599	$10	$144